Lease Liabilities	12 Months Ended
Mar. 31, 2026
Lease Liabilities [Abstract]
Lease liabilities
14.	Lease liabilities

Company as a lessee

The Company has lease contracts for leasehold premises. The Company’s obligations under these leases are secured by the lessor’s title to the leased assets. The Company is restricted from assigning and subleasing the leased assets.

The Company also has certain leases with lease terms of 12 months or less. The Company applies the ‘short-term lease’ recognition exemptions for these leases.

Carrying amount of right-of-use assets

Leasehold premises
US$
At April 1, 2024	207,724
Depreciation	(69,241)
At March 31, 2025	138,483
Depreciation	(69,242)
At March 31, 2026	69,241

Lease liabilities

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the financial statements, and the maturity analysis of lease liabilities is disclosed in Note 22.

	March 31, 2025	March 31, 2026
	US$	US$
Current	80,916	87,632
Non-current	87,632	—
	168,548	87,632

Amounts recognized in profit or loss

	March 31, 2025	March 31, 2026
	US$	US$
Depreciation of right-of-use assets	69,241	69,242
Interest expense on lease liabilities (Note 17)	16,761	10,560
Lease expenses not capitalised in lease liabilities
– Expenses relating to short-term leases (include in cost of sales)	30,100	31,200
	116,102	111,002

Total cash outflows

The Company had total cash outflows for leases of US$122,676 (2025: US$121,577).